Note 7 - Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepayment to foundry vendors	$ 920	$ 16
Prepaid expenses	720	563
Payment in advance	300	321
Other receivable	163	171
VAT refunds receivable	85	27
Interest receivable	44	89
Other	44	58
Total	$ 2,276	$ 1,245